UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-09005

Name of Registrant: Vanguard Massachusetts Tax- Exempt Funds
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: February 29, 2012

Item 1: Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments
As of February 29, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.7%)
Massachusetts (97.4%)
Beverly MA GO	5.250%	11/1/12 (14)	1,925	1,990
Beverly MA GO	5.250%	11/1/13 (14)	1,855	2,008
Boston MA GO	5.000%	3/1/16	7,295	8,563
Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	2,000	2,202
Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,440	5,907
Boston MA Special Obligation Revenue (Boston
City Hospital)	5.000%	8/1/17 (14)	2,000	2,032
Boston MA Water & Sewer Commission
Revenue	5.750%	11/1/13	200	211
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/25	3,725	4,393
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	1,000	1,159
Braintree MA GO	5.000%	5/15/27	4,000	4,718
Framingham MA Housing Authority Mortgage
Revenue (Beaver Terrace Apartments
Project)	6.200%	2/20/21	800	834
Framingham MA Housing Authority Mortgage
Revenue (Beaver Terrace Apartments
Project)	6.350%	2/20/32	2,000	2,121
Holyoke MA Gas & Electric Department
Revenue	5.000%	12/1/21 (14)	2,395	2,429
Littleton MA GO	5.000%	1/15/22 (14)	1,280	1,332
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/14 (Prere.)	5,000	5,556
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/34	14,500	16,254
Massachusetts Bay Transportation Authority
General Transportation Revenue	6.200%	3/1/16	5,325	5,916
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/12 (Prere.)	3,000	3,049
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17 (ETM)	75	94
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17	2,375	2,956
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	12,465
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	3,500	4,520
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/22	5,285	6,953
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/23	5,325	6,873
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/24	1,325	1,694
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/24	2,500	3,330
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	2,000	2,678

Massachusetts Bay Transportation Authority
Sales Tax Revenue	0.000%	7/1/29	1,020	482
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/29 (14)	3,000	4,027
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	3,850	5,071
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	15,000	19,756
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.840%	3/7/12	2,897	2,897
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (10)	3,340	3,027
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	1,500	1,722
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,500	1,716
Massachusetts College Building Authority
Revenue	5.000%	5/1/36	5,000	5,632
Massachusetts College Building Authority
Revenue	5.000%	5/1/41	3,000	3,352
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	2,000	2,384
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	2,120	2,321
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	5,000	5,414
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.110%	3/7/12	3,900	3,900
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.110%	3/7/12	1,900	1,900
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.120%	3/7/12	2,800	2,800
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/18	2,000	2,234
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/20	3,105	3,393
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/22	1,985	2,140
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.250%	10/1/41	2,000	2,191
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/19	500	621
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	680	793
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/40	2,000	2,205
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,803
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/35 (2)	2,000	2,077
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	1,883
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/42	5,000	5,395

Massachusetts Development Finance Agency
Revenue (Boston University) VRDO	0.110%	3/1/12 LOC	2,200	2,200
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	649
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	593
Massachusetts Development Finance Agency
Revenue (College of Pharmacy & Allied
Health Services)	5.750%	7/1/13 (Prere.)	1,000	1,082
Massachusetts Development Finance Agency
Revenue (College of the Holy Cross) VRDO	0.200%	3/1/12 LOC	5,835	5,835
Massachusetts Development Finance Agency
Revenue (Combined Jewish Philanthropies of
Greater Boston Inc. Project)	5.250%	2/1/22	1,225	1,241
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	2,160	2,469
Massachusetts Development Finance Agency
Revenue (Deerfield Academy)	5.000%	4/1/13 (Prere.)	1,500	1,578
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16	4,500	4,629
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/25	5,000	5,920
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/28	1,000	1,196
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	6,000	7,143
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/40	2,000	2,279
Massachusetts Development Finance Agency
Revenue (Mount Holyoke College)	5.000%	7/1/36	1,500	1,630
Massachusetts Development Finance Agency
Revenue (Neville Communities)	6.000%	6/20/44	1,500	1,604
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	5,705	6,444
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/36	3,000	3,288
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/41	5,000	5,451
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/41	4,000	4,398
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/33 (10)	1,500	1,615
Massachusetts Development Finance Agency
Revenue (Smith College)	5.000%	7/1/35	1,000	1,099
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	3,146
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,000	3,108
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	2,500	2,976
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	2,000	2,262
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	2,750	2,976

Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.500%	7/1/31	2,250	2,438
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology)
VRDO	0.140%	3/7/12 LOC	700	700
Massachusetts Development Finance Agency
Revenue (Western New England College)	5.875%	12/1/12 (Prere.)	505	529
Massachusetts Development Finance Agency
Revenue (Western New England College)	6.125%	12/1/12 (Prere.)	1,000	1,054
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36 (12)	5,000	5,276
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/17	3,000	3,468
Massachusetts GO	5.000%	11/1/14	3,275	3,680
Massachusetts GO	5.000%	12/1/14 (Prere.)	3,150	3,545
Massachusetts GO	5.000%	3/1/15 (Prere.)	10,000	11,369
Massachusetts GO	5.000%	3/1/15 (Prere.)	5,250	5,969
Massachusetts GO	5.000%	9/1/15 (Prere.)	10,000	11,572
Massachusetts GO	5.000%	9/1/15 (Prere.)	2,000	2,314
Massachusetts GO	5.500%	10/1/15	17,990	21,182
Massachusetts GO	5.000%	10/1/17	4,000	4,900
Massachusetts GO	5.500%	11/1/17	5,100	6,402
Massachusetts GO	5.250%	8/1/18 (4)	5,060	6,318
Massachusetts GO	5.000%	10/1/18	6,000	7,423
Massachusetts GO	5.500%	10/1/18	4,955	6,287
Massachusetts GO	5.500%	8/1/19	5,000	6,413
Massachusetts GO	5.500%	10/1/19 (2)	2,000	2,574
Massachusetts GO	5.500%	10/1/19 (12)	1,000	1,287
Massachusetts GO	5.500%	11/1/19 (4)	5,550	7,156
Massachusetts GO	5.000%	8/1/20	4,185	5,013
Massachusetts GO	5.000%	8/1/22	4,500	5,310
Massachusetts GO	5.250%	8/1/22	5,000	6,433
Massachusetts GO	5.500%	12/1/23 (2)	4,000	5,286
Massachusetts GO	5.000%	8/1/28	4,535	5,192
Massachusetts GO	5.500%	8/1/30 (2)	11,500	15,507
Massachusetts GO VRDO	0.190%	3/1/12	6,200	6,200
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)	5.750%	7/1/33	5,000	5,024
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music)	5.000%	10/1/26	1,755	1,928
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/19 (14)	50	50
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	3,000	3,029
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.000%	7/1/13	5,200	5,473
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.000%	7/1/28	2,000	2,126
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/33	3,000	3,134
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/38	3,500	3,617
Massachusetts Health & Educational Facilities
Authority Revenue (Caritas Christi Obligated
Group)	6.750%	7/1/12 (Prere.)	2,000	2,063
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)	5.500%	12/1/39	4,000	4,425

Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)
VRDO	0.140%	3/1/12 LOC	1,000	1,000
Massachusetts Health & Educational Facilities
Authority Revenue (Dana-Farber Cancer
Institute)	5.000%	12/1/37	5,000	5,287
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.125%	7/15/12 (Prere.)	1,730	1,762
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	3,000	4,080
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/21	2,000	2,588
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	5,000	6,090
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.125%	7/15/37	7,620	7,734
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	10/1/38	5,000	5,796
1 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.130%	3/1/12	7,900	7,900
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood Memorial
Hospital) VRDO	0.140%	3/1/12 LOC	1,430	1,430
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/27	1,650	1,850
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/28	2,080	2,321
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.250%	8/15/37	8,000	8,350
Massachusetts Health & Educational Facilities
Authority Revenue (Massachusetts General
Hospital)	6.250%	7/1/12 (ETM)	85	87
Massachusetts Health & Educational Facilities
Authority Revenue (Milton Hospital)	5.500%	7/1/16	1,235	1,237
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/16	4,090	4,919
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/21	6,765	8,865
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/30	5,000	6,870
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/32	5,000	7,102
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/33	1,500	2,038
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.110%	3/7/12	1,000	1,000
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.130%	3/1/12	1,000	1,000
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.200%	3/1/12	4,900	4,900

Massachusetts Health & Educational Facilities
Authority Revenue (New England Medical
Center Hospital)	5.375%	5/15/12 (Prere.)	2,580	2,608
Massachusetts Health & Educational Facilities
Authority Revenue (New England Medical
Center Hospital)	5.375%	5/15/12 (Prere.)	1,255	1,268
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	3,000	3,654
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/23	3,435	3,912
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/33	3,000	3,241
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.250%	7/1/29	5,000	5,631
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/47	2,500	2,619
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.090%	3/1/12	3,500	3,500
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.110%	3/7/12	12,500	12,500
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.140%	3/7/12	12,400	12,400
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	5.000%	10/1/13 (Prere.)	1,090	1,169
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	5.000%	10/1/13 (Prere.)	1,175	1,260
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	8.000%	10/1/39	2,500	2,873
Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health
System)	5.000%	7/1/39	6,000	6,212
Massachusetts Health & Educational Facilities
Authority Revenue (Sterling & Francine Clark)	5.000%	7/1/36	5,500	5,775
Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.200%	3/1/12 LOC	3,300	3,300
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/26	1,880	2,421
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts Memorial Health Care Inc.)	5.250%	7/1/14 (2)	485	486
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts)	5.125%	10/1/12 (Prere.)	1,850	1,904
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts/Worcester)	5.250%	10/1/12 (Prere.)	4,000	4,120
Massachusetts Health & Educational Facilities
Authority Revenue (Wellesley College)	5.000%	7/1/23	2,400	2,534
Massachusetts Health & Educational Facilities
Authority Revenue (Wellesley College) VRDO	0.090%	3/1/12	3,900	3,900
Massachusetts Health & Educational Facilities
Authority Revenue (Williams College)	5.000%	7/1/31	3,000	3,371

Massachusetts Health & Educational Facilities
Authority Revenue (Winchester Hospital)	5.250%	7/1/38	1,500	1,548
Massachusetts Housing Finance Agency Single
Family Housing Revenue	5.125%	12/1/28	4,000	4,280
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	4,000	4,738
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	9,600	11,388
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/18 (4)	10,000	11,442
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24 (4)	15,000	16,943
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25 (4)	16,125	18,168
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26 (4)	8,000	9,014
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27 (14)	8,500	9,406
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	5,000	5,567
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	3,000	3,487
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/35	2,000	2,287
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	12,000	14,024
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	6,000	6,465
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/41	4,400	4,939
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	4,000	4,396
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	15,000	18,409
Massachusetts Special Obligation Revenue	5.000%	12/15/13 (4)	1,895	2,056
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	3,000	2,366
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,000	3,099
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	7,000	3,635
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/15 (Prere.)	4,460	5,183
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	2/1/16	6,110	7,214
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/16	5,000	5,960
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/17	540	622
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/17	5,000	6,194
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	3,000	3,722
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	1,000	1,256
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	2,065	2,594
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/20	1,180	1,487

Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/22	3,500	4,578
Massachusetts Water Pollution Abatement Trust
Revenue	5.375%	8/1/27	2,565	2,575
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/29	1,520	2,023
Massachusetts Water Pollution Abatement Trust
Revenue	5.500%	8/1/29	1,000	1,004
Massachusetts Water Pollution Abatement Trust
Revenue	5.750%	8/1/29	190	191
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/30	5,550	7,420
1 Massachusetts Water Pollution Abatement Trust
Revenue TOB VRDO	0.160%	3/7/12	1,200	1,200
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/15 (14)	3,000	3,477
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/19 (4)	7,000	8,821
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20	5,510	6,803
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	1,490	1,943
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	1,000	1,307
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34 (14)	8,000	8,720
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	13,900	15,086
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/35 (4)	1,310	1,717
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36 (2)	5,000	5,542
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	2,000	2,217
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,000	1,132
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/36 (4)	2,520	3,309
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/39	2,000	2,204
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/41	7,990	8,776
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	10,000	11,577
Massachusetts Water Resources Authority
Revenue VRDO	0.140%	3/7/12	4,900	4,900
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	1,000	1,113
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	5,500	6,090
Newton MA School District GO	4.500%	6/15/34	3,000	3,247
Pittsfield MA GO	5.000%	4/15/12 (Prere.)	1,000	1,016
University of Massachusetts Building Authority
Revenue	6.875%	5/1/14 (ETM)	1,000	1,070
University of Massachusetts Building Authority
Revenue	5.000%	11/1/19	2,000	2,484

University of Massachusetts Building Authority
Revenue	5.000%	11/1/21 (2)	5,680	6,369
University of Massachusetts Building Authority
Revenue	5.000%	11/1/22 (2)	2,695	3,012
University of Massachusetts Building Authority
Revenue	5.000%	11/1/23 (2)	1,760	1,967
University of Massachusetts Building Authority
Revenue	5.000%	11/1/24 (2)	1,980	2,204
University of Massachusetts Building Authority
Revenue	5.000%	11/1/25 (2)	1,990	2,215
Worcester MA GO	5.500%	8/15/14 (14)	280	281
Worcester MA GO	5.500%	8/15/15 (14)	240	241
Worcester MA GO	5.250%	8/15/21 (14)	315	316
				996,750
Puerto Rico (1.2%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/17 (14)	5,000	5,824
Puerto Rico GO	5.500%	7/1/19 (2)	2,250	2,562
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/12 (Prere.)	1,100	1,119
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/36	400	401
Puerto Rico Public Finance Corp. Revenue	5.125%	6/1/24 (ETM)	2,155	2,597
				12,503
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/20	1,000	1,046

Total Tax-Exempt Municipal Bonds (Cost $932,665)				1,010,299
Total Investments (98.7%) (Cost $932,665)				1,010,299
Other Assets and Liabilities-Net (1.3%)				12,972
Net Assets (100%)				1,023,271

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $11,997,000, representing 1.2% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.

Massachusetts Tax-Exempt Fund

(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund's investments were valued based on Level 2 inputs.

C. At February 29, 2012, the cost of investment securities for tax purposes was $933,857,000. Net unrealized appreciation of investment securities for tax purposes was $76,442,000, consisting of

Massachusetts Tax-Exempt Fund

unrealized gains of $76,539,000 on securities that had risen in value since their purchase and $97,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MASSACHUSETTS TAX- EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX- EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

VANGUARD MASSACHUSETTS TAX- EXEMPT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 20, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see file Number 2-11444, Incorporated by Reference.